Provision for post-employment benefits - Movement in Pension Plan Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 276.5	£ 229.3
Plan liabilities at end of year	206.3	276.5	£ 229.3
Retirement benefit obligation [member]
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	1,209.8	1,039.9	1,144.8
Service cost	13.0	22.4	23.0
Interest cost	32.9	37.2	34.6
Effect of changes in demographic assumptions	(12.7)	(6.7)	(13.8)
Effect of changes in financial assumptions	17.0	92.6	(55.4)
Effect of experience adjustments	(7.9)	(1.0)	1.3
Benefits paid	(79.7)	(92.4)	(112.6)
(Gain)/loss due to exchange rate movements	(36.4)	124.2	13.4
Settlement payments	(1.2)	(4.8)
Other	0.6	(1.6)	4.6
Plan liabilities at end of year	£ 1,135.4	£ 1,209.8	£ 1,039.9